Financial risk management and fair value estimates (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Business, description	A 10% depreciation of the US dollar against the functional currencies would have an equal and opposite effect on the Statements of Income and Other Comprehensive Income.
Lower gain before income tax	$ 6,850,000,000	$ 4,694,000,000
Percentage of trade receivable by group	96.40%	94.20%	96.40%
Financial assets	$ 65,610,000,000	$ 314,719,000,000
Financial liabilities	$ 141,631,000,000	689,534,000,000
Argentina [Member]
Statement [Line Items]
Business, description	Argentina and Brazil together concentrate more than 88% and 96% of the Group’s grain production for the years ended June 30, 2021 and 2020, respectively
Percentage of trade receivable by group	35.00%		35.00%
Brazil [Member]
Statement [Line Items]
Percentage of trade receivable by group	47.00%		47.00%
Sales amount	$ 5,051,000,000	$ 4,622,000,000
Percentage of sales revenue	17.00%	15.00%	17.00%
Bolivia [Member]
Statement [Line Items]
Business, description	For the years ended June 30, 2021 and 2020, the grain production in Bolivia has not been significant representing only 2% and 3% of the total Group’s crop sales, respectively.
ETH
Statement [Line Items]
Sales amount	$ 1,693,000,000	$ 1,983,000,000
Agroserra
Statement [Line Items]
Sales amount	$ 3,358,000,000	$ 2,639,000,000
Agricultural Business [Member]
Statement [Line Items]
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2021 and 2020 in the amount of ARS 74 and ARS 93, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income.
Percentage of trade receivable by group		9.00%
Derivatives at fair value	$ 872,000,000	$ (13,000,000)
Net loss before income tax	74,000,000	93,000,000
Derivative Financial Instruments [Member]
Statement [Line Items]
Derivative financial instruments	4,381,000,000	5,744,000,000
Derivatives at fair value		95,000,000	$ 18
Net loss before income tax	2,700,000	46,000,000
Derivatives margins	340,000,000	293,000,000
Gains and losses on commodity-based derivative instruments	(474,000,000)	344,000,000
Other price risks [Member]
Statement [Line Items]
Derivative financial instruments	2,734,000,000	29,116,000,000
Net loss before income tax	273,000,000	2,912,000,000
Future exchange contracts [Member]
Statement [Line Items]
Financial assets	363,000,000	239,000,000
Financial liabilities	$ 44,000,000	$ 143,000,000